UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   December 31, 2012
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Platinum Grove Asset Management, L.P.
               -----------------------------------------
Address:         287 Bowman Avenue
               -----------------------------------------
                 Purchase, NY, 10577
               -----------------------------------------


Form 13F File Number:   28-10667
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael R. Schwenk
               -----------------------------------------
Title:           General Counsel
               -----------------------------------------
Phone:           (914) 690-2103
               -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Schwenk          Purchase, NY           February 13, 2013
-----------------------------   ------------------     ------------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                      0
                                             ----------------------

Form 13F Information Table Entry Total:                 72
                                             ----------------------

Form 13F Information Table Value Total:              $43,420
                                             ----------------------
                                                   (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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


                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC            COM       007903107      31       13,015     SH                                   13,015

ALTERA CORP            COM       021441100     339        9,835     SH                                    9,835

AMERICAN INTL GROUP
INC                    COM       026874784   1,097       31,066     SH                                   31,066

AMERISOURCEBERGEN
CORP                   COM       03073E105     338        7,820     SH                                    7,820

ANADARKO PETE CORP     COM       032511107     338        4,550     SH                                    4,550

APPLE INC              COM       037833100   1,289        2,419     SH                                    2,419

BANK OF AMERICA
CORPORATION            COM       060505104     182       15,727     SH                                   15,727

BARCLAYS BK PLC        IPATH     06740C519   4,263      152,527     SH                                  152,527
                       S&P MT
                       ETN

BEST BUY INC           COM       086516101     353       29,758     SH                                   29,758

BP PLC                 SPONSOR   055622104     303        7,281     SH                                    7,281
                       ED ADR

BRISTOL MYERS
SQUIBB CO              COM       110122108     342       10,496     SH                                   10,496

CAPITAL ONE FINL
CORP                   COM       14040H105     334        5,763     SH                                    5,763





       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC      COM       125269100     341        1,677     SH                                    1,677

CHEVRON CORP NEW       COM       166764100     340        3,146     SH                                    3,146

CLIFFS NATURAL
RESOURCES INC          COM       18683K101     363        9,421     SH                                    9,421

COLGATE PALMOLIVE CO   COM       194162103     336        3,214     SH                                    3,214

COVENTRY HEALTH
CARE INC               COM       222862104     338        7,545     SH                                    7,545

CUMMINS INC            COM       231021106     343        3,164     SH                                    3,164

DELL INC               COM       24702R101     340       33,596     SH                                   33,596

DEVRY INC DEL          COM       251893103     310       13,074     SH                                   13,074

DIAMOND OFFSHORE
DRILLING IN            COM       25271C102     339        4,995     SH                                    4,995

EMERSON ELEC CO        COM       291011104     339        6,409     SH                                    6,409

FAMILY DLR STORES INC  COM       307000109     338        5,332     SH                                    5,332

FOREST LABS INC        COM       345838106     339        9,611     SH                                    9,611

FREEPORT-MCMORAN
COPPER & GO            COM       35671D857     346       10,114     SH                                   10,114

GAMESTOP CORP NEW      CL A      36467W109     343       13,678     SH                                   13,678

GANNETT INC            COM       364730101     343       19,038     SH                                   19,038

GILEAD SCIENCES INC    COM       375558103     492        6,705     SH                                    6,705





       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC             CL A      38259P508     636       896         SH                                      896

HEWLETT PACKARD CO     COM       428236103     349    24,526         SH                                   24,526

HUMANA INC             COM       444859102     340     4,953         SH                                    4,953

INTEL CORP             COM       458140100     341    16,553         SH                                   16,553

ISHARES TR             MSCI      464287465   5,563    97,905         SH                                   97,905
                       EAFE
                       INDEX

ISHARES TR             MSCI      464287234   5,249   118,353         SH                                  118,353
                       EMERG
                       MKT

ISHARES TR             BARCLYS   464287432     349     2,876         SH                                    2,876
                       20+
                       YR

ISHARES TR             BARCLYS   464287440     622     5,789         SH                                    5,789
                       7-10
                       YR

JABIL CIRCUIT INC      COM       466313103     348    18,027         SH                                   18,027

KKR FINANCIAL HLDGS
LLC                    COM       48248A306     147    13,960         SH                                   13,960

KLA-TENCOR CORP        COM       482480100     339     7,107         SH                                    7,107

L-3 COMMUNICATIONS
HLDGS INC              COM       502424104     338     4,416         SH                                    4,416

LILLY ELI & CO         COM       532457108     340     6,890         SH                                    6,890

LINEAR TECHNOLOGY CORP COM       535678106     339     9,879         SH                                    9,879





       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP   COM       539830109     337        3,655      SH                                   3,655

LORILLARD INC          COM       544147101     339        2,903      SH                                   2,903

MARATHON PETE CORP     COM       56585A102     500        7,930      SH                                   7,930

MBIA INC               COM       55262C100     150       19,169      SH                                  19,169

MCGRAW HILL COS INC    COM       580645109     343        6,277      SH                                   6,277

MCKESSON CORP          COM       58155Q103     339        3,493      SH                                   3,493

MICROSOFT CORP         COM       594918104     486       18,177      SH                                  18,177

MOODYS CORP            COM       615369105     340        6,753      SH                                   6,753

NEWS CORP              CL A      65248E104     495       19,390      SH                                  19,390

NORTHROP GRUMMAN CORP  COM       666807102     338        5,004      SH                                   5,004

PRICELINE COM INC      COM       741503403     335          539      SH                                     539

PROCTER & GAMBLE CO    COM       742718109     483        7,117      SH                                   7,117

PRUDENTIAL FINL INC    COM       744320102     340        6,375      SH                                   6,375

RAYTHEON CO            COM       755111507     339        5,893      SH                                   5,893

ROCKWELL COLLINS INC   COM       774341101     338        5,810      SH                                   5,810

ROSS STORES INC        COM       778296103     492        9,090      SH                                   9,090

SEARS HLDGS CORP       COM       812350106     314        7,591      SH                                   7,591

SHERWIN WILLIAMS CO    COM       824348106     340        2,212      SH                                   2,212





       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS XM RADIO INC    COM       82967N108     149       51,458      SH                                  51,458

SPDR GOLD TRUST        GOLD SHS  78463V107     210        1,298      SH                                   1,298

SPDR S&P 500 ETF TR    TR UNIT   78462F103   3,133       22,000           PUT                            22,000

STAPLES INC            COM       855030102     344       30,186      SH                                  30,186

TE CONNECTIVITY LTD    REG SHS   H84989104     341        9,195      SH                                   9,195

TESORO CORP            COM       881609101     345        7,823      SH                                   7,823

TEXAS INSTRS INC       COM       882508104     339       10,965      SH                                  10,965

UNITED CONTL HLDGS
INC                    COM       910047109     304       13,007      SH                                  13,007

VIACOM INC NEW         CL B      92553P201     491        9,301      SH                                   9,301

WELLPOINT INC          COM       94973V107     340        5,587      SH                                   5,587

WESTERN UN CO          COM       959802109     341       25,055      SH                                  25,055

YAHOO INC              COM       984332106     336       16,901      SH                                  16,901

